UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2009

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
September 30, 2009

Shares or
Principal
Amount		Security	Value
		COMMON STOCKS-99.1%
		Consumer Discretionary-9.3%
7,600		Best Buy Company, Inc.	$285,152
14,671		Comcast Corporation - Class "A"	247,793
42,950		Comcast Corporation - Special Class "A"	690,636
33,000		H&R Block, Inc.	606,540
39,700		Home Depot, Inc.	1,057,608
11,400	*	Kohl's Corporation	650,370
50,000		Lowe's Companies, Inc.	1,047,000
15,700		McDonald's Corporation	895,999
35,800		News Corporation - Class "A"	429,242
9,500		NIKE, Inc. - Class "B"	614,650
11,900		Omnicom Group, Inc.	439,586
21,100		Staples, Inc.	489,942
14,800		Target Corporation	690,864
29,900		Time Warner, Inc.	860,522
22,400	*	Viacom, Inc. - Class "B"	628,096
44,900		Walt Disney Company	1,232,954
			10,866,954
		Consumer Staples-15.4%
26,100		Altria Group, Inc.	464,841
20,900		Avon Products, Inc.	709,764
40,300		Coca-Cola Company	2,164,110
6,300		Colgate-Palmolive Company	480,564
14,700		Costco Wholesale Corporation	829,962
34,900		CVS Caremark Corporation	1,247,326
6,900		General Mills, Inc.	444,222
20,000		Kimberly-Clark Corporation	1,179,600
39,861		Kraft Foods, Inc. - Class "A"	1,047,148
13,300		Kroger Company	274,512
35,000		PepsiCo, Inc.	2,053,100
29,600		Philip Morris International, Inc.	1,442,704
31,935		Procter & Gamble Company	1,849,675
16,150		Safeway, Inc.	318,478
34,900		Walgreen Company	1,307,703
42,000		Wal-Mart Stores, Inc.	2,061,780
			17,875,489
		Energy-10.8%
13,000		BP PLC (ADR)	691,990
33,600		Chevron Corporation	2,366,448
25,771		ConocoPhillips	1,163,818
11,000		Devon Energy Corporation	740,630
50,300		ExxonMobil Corporation	3,451,083
21,300		Halliburton Company	577,656
6,900		Hess Corporation	368,874
19,600		Marathon Oil Corporation	625,240
19,600		Schlumberger, Ltd.	1,168,160
25,250		Spectra Energy Corporation	478,235
7,424	*	Transocean, Ltd.	634,975
14,535		Valero Energy Corporation	281,834
			12,548,943

		Financials-11.5%
14,400		ACE, Ltd.	769,824
15,600		Allstate Corporation	477,672
31,000		American Express Company	1,050,900
54,817		Bank of America Corporation	927,504
41,105		Bank of New York Mellon Corporation	1,191,634
250	*	Berkshire Hathaway, Inc. - Class "B"	830,750
14,000		Capital One Financial Corporation	500,220
15,800		Chubb Corporation	796,478
29,400		Citigroup, Inc.	142,296
42,900		Financial Select Sector SPDR Fund (ETF)	640,926
20,200		Hudson City Bancorp, Inc.	265,630
54,232		JPMorgan Chase & Company	2,376,446
19,300		Marsh & McLennan Companies, Inc.	477,289
21,000		Morgan Stanley	648,480
6,400		PNC Financial Services Group, Inc.	310,976
16,000		Travelers Companies, Inc.	787,680
20,500		U.S. Bancorp	448,130
27,900		Wells Fargo & Company	786,222
			13,429,057
		Health Care-15.2%
37,400		Abbott Laboratories	1,850,178
21,400	*	Amgen, Inc.	1,288,922
5,100		Baxter International, Inc.	290,751
46,200		Bristol-Myers Squibb Company	1,040,424
7,600		C.R. Bard, Inc.	597,436
7,200	*	Genzyme Corporation	408,456
12,400	*	Gilead Sciences, Inc.	577,592
58,200		Johnson & Johnson	3,543,798
13,500		McKesson Corporation	803,925
29,300		Medtronic, Inc.	1,078,240
29,200		Merck & Company, Inc.	923,596
23,700		Novartis AG (ADR)	1,194,006
103,340		Pfizer, Inc.	1,710,277
17,203	*	St. Jude Medical, Inc.	671,089
13,200		Teva Pharmaceutical Industries, Ltd. (ADR)	667,392
15,600		UnitedHealth Group, Inc.	390,624
12,200		Wyeth	592,676
600	*	Zimmer Holdings, Inc.	32,070
			17,661,452
		Industrials-11.7%
15,700		3M Company	1,158,660
13,800		Danaher Corporation	929,016
11,500		Dover Corporation	445,740
22,700		Emerson Electric Company	909,816
135,700		General Electric Company	2,228,194
19,800		Honeywell International, Inc.	735,570
13,500		Illinois Tool Works, Inc.	576,585
12,200		ITT Corporation	636,230
11,400		Lockheed Martin Corporation	890,112
5,400		Norfolk Southern Corporation	232,794
11,100		Northrop Grumman Corporation	574,425
14,500		Raytheon Company	695,565
20,525		Tyco International, Ltd.	707,702
11,200		United Parcel Service, Inc. - Class "B"	632,464
28,800		United Technologies Corporation	1,754,784
17,400		Waste Management, Inc.	518,868
			13,626,525

			Information Technology-18.5%
15,700			Accenture PLC	585,139
9,500		*	Activision Blizzard, Inc.	117,705
13,800		*	Adobe Systems, Inc.	455,952
11,500			Analog Devices, Inc.	317,170
5,600		*	Apple, Inc.	1,038,072
23,400			Applied Materials, Inc.	313,560
15,000			Automatic Data Processing, Inc.	589,500
84,800		*	Cisco Systems, Inc.	1,996,192
27,000		*	Dell, Inc.	412,020
55,500		*	EMC Corporation	945,720
43,000			Hewlett-Packard Company	2,030,030
78,600			Intel Corporation	1,538,202
17,300			International Business Machines Corporation	2,069,253
163,900			Microsoft Corporation	4,243,371
44,600			Nokia Corporation - Class "A" (ADR)	652,052
57,700			Oracle Corporation	1,202,468
17,200			QUALCOMM, Inc.	773,656
34,200		*	Symantec Corporation	563,274
34,300			Texas Instruments, Inc.	812,567
32,000			Western Union Company	605,440
17,800		*	Yahoo!, Inc.	317,018
				21,578,361
			Materials-1.9%
29,100			Dow Chemical Company	758,637
25,700			DuPont (E.I.) de Nemours & Company	825,998
10,900			Newmont Mining Corporation	479,818
3,400			PPG Industries, Inc.	197,914
				2,262,367
			Telecommunication Services-3.0%
64,700			AT&T, Inc.	1,747,547
55,800			Verizon Communications, Inc.	1,689,066
				3,436,613
			Utilities-1.8%
20,000			American Electric Power Company, Inc.	619,800
51,500			Duke Energy Corporation	810,610
9,400			FPL Group, Inc.	519,162
3,300			Wisconsin Energy Corporation	149,061
				2,098,633
Total Value of Common Stocks (cost $94,443,607)				115,384,394
			SHORT-TERM INVESTMENTS-1.0%
			Money Market Fund
$1,130	M		First Investors Cash Reserve Fund, .39% (cost $1,130,000)**	1,130,000
Total Value of Investments (cost $95,573,607)			100.1%	116,514,394
Excess of Liabilities Over Other Assets			(.1)	(77,833)
Net Assets			100.0%	$116,436,561

*	Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts
ETF Exchange Traded Fund

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at September 30, 2009.

At September 30, 2009, the cost of investments for federal
income tax purposes was $98,095,705. Accumulated net
unrealized appreciation on investments was $18,418,689,
consisting of $28,313,382 gross unrealized appreciation
and $9,894,693 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$115,384,394	$-	$-	$115,384,394
Money Market Fund	1,130,000	-	-	1,130,000
Total Investments in Securities*	$116,514,394	$-	$-	$116,514,394

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2009

Principal				Interest
Amount		Security		Rate	*	Value
		CORPORATE NOTES-37.8%
$ 250	M	BP Capital Markets PLC, 3/15/10		1.55%		$253,742
525	M	Coca-Cola Co., 10/20/09	(a)	0.22		524,939
		DuPont (E.I.) de Nemours & Co.:
350	M	10/15/09		1.55		350,733
250	M	10/15/09		1.63		250,494
250	M	Electric Data Systems Corp., 10/15/09		1.41		250,542
200	M	General Electric Capital Corp., 1/19/10		1.30		203,592
469	M	JPMorgan Chase Bank, 10/20/09		0.35		468,913
500	M	Medtronic, Inc., 10/28/09	(a)	0.15		499,944
250	M	Procter & Gamble International Finance, 10/21/09	(a)	0.26		249,964
190	M	United Technologies Corp., 5/1/10		0.67		194,132
550	M	Wal-Mart Stores, Inc., 10/13/09	(a)	0.14		549,974
350	M	Washington Gas Light Co., 10/5/09		0.17		349,993
Total Value of Corporate Notes (cost $4,146,962)						4,146,962
		U.S. GOVERNMENT AGENCY OBLIGATIONS-28.9%
		Fannie Mae:
650	M	11/6/09		0.13		649,916
170	M	4/28/10		0.70		173,265
		Federal Home Loan Bank:
300	M	10/15/09		0.14		299,984
600	M	12/4/09		0.13		599,861
250	M	1/6/10		0.93		251,678
300	M	7/29/10		0.63		300,000
		Freddie Mac:
300	M	10/13/09		0.14		299,986
600	M	12/21/09		0.14		599,811
Total Value of U.S. Government Agency Obligations (cost $3,174,501)						3,174,501
		FLOATING RATE NOTES-19.9%
100	M	BP Capital Markets PLC, 3/17/10		0.50		100,168
400	M	Federal Farm Credit Bank, 4/9/10		0.58		400,017
		Freddie Mac:
250	M	10/8/09		0.18		249,992
200	M	1/8/10		0.56		200,027
320	M	GlaxoSmithKline Capital, Inc., 5/13/10		1.08		321,548
310	M	Procter & Gamble Co., 3/9/10		0.49		310,366
300	M	Roche Holdings, Inc., 2/25/10	(b)	1.39		301,375
300	M	Toyota Motor Credit Corp., 2/26/10		0.42		299,793
Total Value of Floating Rate Notes (cost $2,183,286)						2,183,286
		BANKERS' ACCEPTANCES-5.4%
600	M	Bank of America NA, 12/15/09 (cost $599,086)		0.73		599,086
		MUNICIPAL BONDS-2.4%
260	M	New Jersey State Hwy. Auth. (Garden State Parkway) 1/1/2010
		(cost $260,000)	(c)	2.56		260,000
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-4.6%
500	M	U.S. Treasury Bills, 10/31/09 (cost $501,393)		0.19		501,393
Total Value of Investments (cost $10,865,228)**		99.0%				10,865,228
Other Assets, Less Liabilities		1.0				105,760
Net Assets		100.0%				$10,970,988

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect on September 30, 2009.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At September 30, 2009, the Fund held four Section 4(2) securities with an aggregate value of
$1,824,821 representing 16.6% of the Fund's net assets.

(b)	Security exempt from registration under Rule 144A of Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors.
At September 30, 2009, the Fund held one 144A security with a value of $301,375 representing 2.7% of the Fund's net assets.

(c)	Escrowed to maturity

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Notes	$-	$4,146,962	$-	$4,146,962
U.S. Government Agency Obligations	-	3,174,501	-	3,174,501
Floating Rate Notes:
Corporate Notes	-	1,333,250	-	1,333,250
U.S. Government Agency Obligations	-	850,036	-	850,036
Bankers' Acceptances	-	599,086	-	599,086
Municipal Bonds	-	260,000	-	260,000
Short-Term U.S. Government Obligations	-	501,393	-	501,393
Total Investments in Securities*	$-	$10,865,228	$-	$10,865,228

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
DISCOVERY FUND
September 30, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-97.8%
			Consumer Discretionary-11.7%
117,800			American Eagle Outfitters, Inc.	$1,986,108
74,000		*	Career Education Corporation	1,804,120
173,800			Foot Locker, Inc.	2,076,910
72,400			Hasbro, Inc.	2,009,100
116,900		*	Pacific Sunwear of California, Inc.	602,035
78,600			PetSmart, Inc.	1,709,550
49,600			Phillips Van-Heusen Corporation	2,122,384
167,900			Regal Entertainment Group - Class "A"	2,068,528
				14,378,735
			Consumer Staples-9.7%
29,875			Church & Dwight Company, Inc.	1,695,108
65,500			Corn Products International, Inc.	1,868,060
76,500			Flowers Foods, Inc.	2,011,185
97,000		*	Fresh Del Monte Produce, Inc.	2,193,170
46,600			Hormel Foods Corporation	1,655,232
47,300			J. M. Smucker Company	2,507,373
				11,930,128
			Energy-6.3%
37,500		*	Denbury Resources, Inc.	567,375
93,500		*	EXCO Resources, Inc.	1,747,515
55,000		*	Matrix Service Company	597,850
42,200		*	Plains Exploration & Production Company	1,167,252
57,500			St. Mary Land & Exploration Company	1,866,450
30,600		*	Whiting Petroleum Corporation	1,761,948
				7,708,390
			Financials-21.1%
8,595		*	Alleghany Corporation	2,226,535
71,100			American Financial Group, Inc.	1,813,050
276,000			Anworth Mortgage Asset Corporation (REIT)	2,174,880
29,800			Arthur J. Gallagher & Company	726,226
25,500			Everest Re Group, Ltd.	2,236,350
160,700		*	EZCORP, Inc. - Class "A"	2,195,162
55,100			Harleysville Group, Inc.	1,743,915
149,200		*	Hilltop Holdings, Inc.	1,829,192
103,600		*	Jefferies Group, Inc.	2,821,028
4,700		*	Markel Corporation	1,550,154
229,400			MFA Financial, Inc. (REIT)	1,826,024
4,783			National Western Life Insurance Company - Class "A"	841,712
46,700		*	Piper Jaffray Companies, Inc.	2,228,524
102,300			Walter Investment Management Corporation	1,638,846
				25,851,598

			Health Care-13.8%
74,700		*	AMERIGROUP Corporation	1,656,099
102,200		*	Endo Pharmaceuticals Holdings, Inc.	2,312,786
45,400		*	Life Technologies Corporation	2,113,370
78,600		*	Lincare Holdings, Inc.	2,456,250
78,200		*	Magellan Health Services, Inc.	2,428,892
33,200		*	MEDNAX, Inc.	1,823,344
101,700			PerkinElmer, Inc.	1,956,708
70,100			STERIS Corporation	2,134,545
				16,881,994
			Industrials-9.9%
22,500		*	Alliant Techsystems, Inc.	1,751,625
45,800			Curtiss-Wright Corporation	1,563,154
36,200		*	DXP Enterprises, Inc.	403,630
73,300		*	EMCOR Group, Inc.	1,855,956
21,300			Precision Castparts Corporation	2,169,831
45,400			Robbins & Myers, Inc.	1,065,992
41,100			Rockwell Collins, Inc.	2,087,880
52,900			Woodward Governor Company	1,283,354
				12,181,422
			Information Technology-12.7%
68,900		*	Avnet, Inc.	1,789,333
294,300		*	Compuware Corporation	2,157,219
161,000		*	Convergys Corporation	1,600,340
208,900			EarthLink, Inc.	1,756,849
71,100			Fair Isaac Corporation	1,527,939
54,900		*	MICROS Systems, Inc.	1,657,431
112,500		*	QLogic Corporation	1,935,000
51,000		*	Sybase, Inc.	1,983,900
97,300		*	Verigy Ltd.	1,130,626
				15,538,637
			Materials-7.3%
32,600			AptarGroup, Inc.	1,217,936
17,200			Compass Minerals International, Inc.	1,059,864
77,700		*	Crown Holdings, Inc.	2,113,440
97,300			Innospec, Inc.	1,435,175
18,500		*	OM Group, Inc.	562,215
34,300			Silgan Holdings, Inc.	1,808,639
81,700			Titanium Metals Corporation	783,503
				8,980,772
			Telecommunication Services-4.4%
182,000		*	Iridium Communications, Inc.	2,076,620
220,400		*	Premiere Global Services, Inc.	1,831,524
52,775			Telephone & Data Systems, Inc. - Special Shares	1,566,362
				5,474,506
			Utilities-.9%
79,000			CMS Energy Corporation	1,058,600
Total Value of Common Stocks (cost $103,019,027)				119,984,782
			SHORT-TERM INVESTMENTS-3.1%
			Money Market Fund
$3,765	M		First Investors Cash Reserve Fund, .39% (cost $3,765,000)**	3,765,000
Total Value of Investments (cost $106,784,027)			100.9%	123,749,782
Excess Of Liabilities Over Other Assets			(.9)	(1,100,327)
Net Assets			100.0%	$122,649,455

*	Non-income producing

Summary of Abbreviations:
REIT Real Estate Investment Trust

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at September 30, 2009.

At September 30, 2009, the cost of investments for federal
income tax purposes was $106,819,109. Accumulated net
unrealized appreciation on investments was $16,930,673,
consisting of $21,448,631 gross unrealized appreciation and
$4,517,958 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$119,984,782	$-	$-	$119,984,782
Money Market Fund	3,765,000	-	-	3,765,000
Total Investments in Securities*	$123,749,782	$-	$-	$123,749,782

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2009

Principal
Amount		Security		Value
		MORTGAGE-BACKED CERTIFICATES-79.4%
		Fannie Mae-16.4%
$ 1,646	M	5%, 1/1/2035 - 4/1/2039		$1,704,774
1,357	M	5.5%, 6/1/2033 - 11/1/2036		1,425,898
344	M	6%, 6/1/2039		363,593
361	M	9%, 6/1/2015 - 11/1/2026		407,387
209	M	11%, 10/1/2015		237,324
				4,138,976
		Freddie Mac-10.8%
2,573	M	6%, 12/1/2033 - 11/1/2037		2,728,356
		Government National Mortgage Association I Program-52.2%
3,113	M	5%, 3/15/2033 - 4/15/2039		3,238,467
5,718	M	5.5%, 2/15/2033 - 4/15/2039		6,022,277
1,904	M	6%, 11/15/2032 - 3/15/2038		2,033,894
808	M	6.5%, 7/15/2032 - 8/15/2036		875,002
876	M	7%, 1/15/2030 - 10/15/2032		968,472
				13,138,112
Total Value of Mortgage-Backed Certificates (cost $19,324,026)				20,005,444
		U.S. GOVERNMENT AGENCY OBLIGATIONS-8.1%
1,000	M	Federal Farm Credit Bank, 4.25%, 2016		1,014,669
1,000	M	Tennessee Valley Authority, 4.5%, 2018		1,031,759
Total Value of U.S. Government Agency Obligations (cost $2,028,141)				2,046,428
		U.S. GOVERNMENT OBLIGATIONS-3.2%
708	M	FDA Queens LP, 6.99%, 2017 (cost $805,087) (a)	(a)	811,123
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-4.1%
500	M	Bank of America Corp, 3.125%, 2012		520,375
500	M	JPMorgan Chase & Co., 2.125%, 2012		507,085
Total Value of U.S. Government FDIC Guaranteed Debt (cost $1,009,378)				1,027,460
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.0%
500	M	U.S. Treasury Bills, .9295%, 11/19/09 (cost $499,364)		499,364
Total Value of Investments (cost $23,665,996)		96.8%		24,389,819
Other Assets, Less Liabilities		3.2%		815,804
Net Assets		100.0%		$25,205,623

(a)	Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the
registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
September 30, 2009, the Fund held one 144A security with a value of $811,123 representing 3.2% of the Fund's net assets.

At September 30, 2009, the cost of investments for federal income tax purposes was $23,665,996. Accumulated net unrealized
appreciation on investments was $723,823, consisting of entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Mortgage-Backed Certificates	$-	$20,005,444	$-	$20,005,444
U.S. Government Agency
Obligations	-	2,046,428	-	2,046,428
U.S. Government FDIC
Guaranteed Debt	-	1,027,460	-	1,027,460
U.S. Government Obligations	-	811,123	-	811,123
Short-Term U.S. Government
Obligations	-	499,364	-	499,364
Total Investments in Securities*	$-	$24,389,819	$-	$24,389,819

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
GROWTH FUND
September 30, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.9%
			Consumer Discretionary-14.9%
52,600		*	Big Lots, Inc.	$1,316,052
32,400			BorgWarner, Inc.	980,424
29,469			Brown Shoe Company, Inc.	236,341
57,485			CBS Corporation - Class "B"	692,694
64,661		*	CEC Entertainment, Inc.	1,672,133
42,364			Coach, Inc.	1,394,623
53,700		*	GameStop Corporation - Class "A"	1,421,439
21,570			Genuine Parts Company	820,954
66,700			H&R Block, Inc.	1,225,946
59,500			Home Depot, Inc.	1,585,080
79,600		*	Jack in the Box, Inc.	1,631,004
21,000			Limited Brands, Inc.	356,790
56,600		*	Lincoln Educational Services Corporation	1,295,008
12,718		*	Luxottica Group SpA (ADR)	328,506
34,000			McDonald's Corporation	1,940,380
143,800		*	Morgans Hotel Group Company	779,396
99,843			Newell Rubbermaid, Inc.	1,566,537
15,500			NIKE, Inc. - Class "B"	1,002,850
14,421			Polo Ralph Lauren Corporation - Class "A"	1,104,937
96,645		*	Ruby Tuesday, Inc.	813,751
50,237			Staples, Inc.	1,166,503
27,174		*	Steiner Leisure, Ltd.	971,742
224,370			Stewart Enterprises, Inc. - Class "A"	1,173,455
72,083			Wyndham Worldwide Corporation	1,176,395
				26,652,940
			Consumer Staples-16.7%
125,600			Altria Group, Inc.	2,236,936
29,700			Avon Products, Inc.	1,008,612
32,700		*	Chattem, Inc.	2,171,607
35,289			Coca-Cola Company	1,895,019
80,900			CVS Caremark Corporation	2,891,366
50,700		*	Dean Foods Company	901,953
28,734			Kraft Foods, Inc. - Class "A"	754,842
52,800			McCormick & Company, Inc.	1,792,032
167,627			Nu Skin Enterprises, Inc. - Class "A"	3,106,128
30,500			PepsiCo, Inc.	1,789,130
65,300			Philip Morris International, Inc.	3,182,722
26,713			Procter & Gamble Company	1,547,217
68,507			Safeway, Inc.	1,350,958
3,291			Tootsie Roll Industries, Inc.	78,260
78,000			Walgreen Company	2,922,660
44,564			Wal-Mart Stores, Inc.	2,187,647
				29,817,089

			Energy-7.1%
110,569		*	Cal Dive International, Inc.	1,093,527
26,018			ConocoPhillips	1,174,973
29,029			ExxonMobil Corporation	1,991,680
23,822			Marathon Oil Corporation	759,922
54,788			Noble Corporation	2,079,752
23,194			Sasol, Ltd. (ADR)	884,155
16,000			Schlumberger, Ltd.	953,600
69,807			Suncor Energy, Inc.	2,412,530
32,600			XTO Energy, Inc.	1,347,032
				12,697,171
			Financials-9.7%
15,006			American Express Company	508,703
31,766			Astoria Financial Corporation	350,697
19,428			Bank of America Corporation	328,722
59,900			Brookline Bancorp, Inc.	582,228
19,905			Capital One Financial Corporation	711,206
18,937			Citigroup, Inc.	91,655
29,143			Discover Financial Services	472,991
170,000			Financial Select Sector SPDR Fund (ETF)	2,539,800
53,037			First Mercury Financial Corporation	706,453
14,121			Hartford Financial Services Group, Inc.	374,207
68,700			Hudson City Bancorp, Inc.	903,405
52,656			JPMorgan Chase & Company	2,307,386
26,968			KeyCorp	175,292
48,113			Morgan Stanley	1,485,729
76,000			New York Community Bancorp, Inc.	867,920
89,800			NewAlliance Bancshares, Inc.	960,860
60,000			SPDR KBW Regional Banking (ETF)	1,279,200
108,479			Sunstone Hotel Investors, Inc. (REIT)	770,201
29,688			U.S. Bancorp	648,980
23,400			Urstadt Biddle Properties - Class "A" (REIT)	341,406
18,046			Webster Financial Corporation	225,034
25,567			Wells Fargo & Company	720,478
				17,352,553
			Health Care-14.9%
46,500			Abbott Laboratories	2,300,355
14,946		*	Amgen, Inc.	900,198
17,730			Baxter International, Inc.	1,010,787
30,000			Becton, Dickinson & Company	2,092,500
19,300		*	Cephalon, Inc.	1,124,032
20,800		*	Genzyme Corporation	1,179,984
36,400		*	Gilead Sciences, Inc.	1,695,512
54,375			Johnson & Johnson	3,310,894
21,121		*	Laboratory Corporation of America Holdings	1,387,650
39,832			Medtronic, Inc.	1,465,818
29,043			Merck & Company, Inc.	918,630
51,900			Perrigo Company	1,764,081
123,282			Pfizer, Inc.	2,040,317
47,900		*	PSS World Medical, Inc.	1,045,657
32,453			Sanofi-Aventis (ADR)	1,199,138
18,500		*	St. Jude Medical, Inc.	721,685
17,443		*	Thermo Fisher Scientific, Inc.	761,736
35,200			Wyeth	1,710,016
				26,628,990

			Industrials-14.1%
23,294			3M Company	1,719,097
41,000		*	AAR Corporation	899,540
24,559			Alexander & Baldwin, Inc.	788,098
38,095		*	Altra Holdings, Inc.	426,283
55,200		*	Armstrong World Industries, Inc.	1,902,192
17,600			Baldor Electric Company	481,184
28,843		*	BE Aerospace, Inc.	580,898
10,800			Burlington Northern Santa Fe Corporation	862,164
54,537			Chicago Bridge & Iron Company NV - NY Shares	1,018,751
39,700		*	DynCorp International, Inc. - Class "A"	714,600
34,000		*	Esterline Technologies Corporation	1,333,140
67,196			General Electric Company	1,103,358
14,700			Harsco Corporation	520,527
38,640			Honeywell International, Inc.	1,435,476
36,553			IDEX Corporation	1,021,656
17,900			Lockheed Martin Corporation	1,397,632
63,919		*	Mobile Mini, Inc.	1,109,634
17,618			Northrop Grumman Corporation	911,731
36,762		*	PGT, Inc.	105,507
29,400			Raytheon Company	1,410,318
23,150			Republic Services, Inc.	615,095
89,200			TAL International Group, Inc.	1,268,424
53,900			Textainer Group Holdings, Ltd.	862,939
29,168			Tyco International, Ltd.	1,005,713
29,400			United Technologies Corporation	1,791,342
				25,285,299
			Information Technology-15.8%
3,100		*	Avago Technologies, Ltd.	52,917
23,800		*	Blackboard, Inc.	899,164
26,700		*	CACI International, Inc. - Class "A"	1,262,109
62,000		*	Cisco Systems, Inc.	1,459,480
106,690		*	EMC Corporation	1,817,998
29,400			Harris Corporation	1,105,440
45,340			Hewlett-Packard Company	2,140,501
55,352			Intel Corporation	1,083,239
32,029			International Business Machines Corporation	3,830,989
15,000		*	ManTech International Corporation - Class "A"	707,400
139,971			Microsoft Corporation	3,623,849
7,325		*	NCI, Inc. - Class "A"	209,934
94,117			Nokia Corporation - Class "A" (ADR)	1,375,991
72,355		*	Parametric Technology Corporation	999,946
48,088			QUALCOMM, Inc.	2,162,998
72,750		*	SRA International, Inc. - Class "A"	1,570,673
123,460		*	Symantec Corporation	2,033,386
29,460		*	TIBCO Software, Inc.	279,575
8,900		*	Websense, Inc.	149,520
60,200			Western Union Company	1,138,984
18,185			Xilinx, Inc.	425,893
				28,329,986
			Materials-3.8%
46,400			Bemis Company, Inc.	1,202,224
36,800			Celanese Corporation - Series "A"	920,000
24,370			Freeport-McMoRan Copper & Gold, Inc.	1,672,026
12,200			Praxair, Inc.	996,618
68,320			RPM International, Inc.	1,263,237
43,464			Temple-Inland, Inc.	713,679
				6,767,784

			Telecommunication Services-2.5%
71,083			AT&T, Inc.	1,919,952
84,000			Verizon Communications, Inc.	2,542,680
				4,462,632
			Utilities-.4%
24,126			Atmos Energy Corporation	679,871
Total Value of Common Stocks (cost $190,557,476)				178,674,315
			SHORT-TERM INVESTMENTS-.3%
			Money Market Fund
$ 425	M		First Investors Cash Reserve Fund, .39% (cost $425,000)**	425,000
Total Value of Investments (cost $190,982,476)			100.2%	179,099,315
Other Assets, Less Liabilities			(.2)	(311,033)
Net Assets			100.0%	$178,788,282

*	Non-income producing

**	Affiliated unregistered money market fund available only
to First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at September 30, 2009.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2009, the cost of investments for federal
income tax purposes was $191,107,942. Accumulated net
unrealized depreciation on investments was $12,008,627,
consisting of $18,602,929 gross unrealized appreciation
and $30,611,556 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$178,674,315	$-	$-	$178,674,315
Money Market Fund	425,000	-	-	425,000
Total Investments in Securities*	$179,099,315	$-	$-	$179,099,315

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
September 30, 2009

Principal
Amount
Shares or
Warrants			Security				Value
			CORPORATE BONDS-96.2%
			Aerospace/Defense-3.1%
$ 725	M		Alliant Techsystems, Inc., 6.75%, 2016				$ 703,250
660	M		DynCorp International, LLC, 9.5%, 2013				676,500
625	M		L-3 Communications Corp., 7.625%, 2012				635,156
							2,014,906
			Airlines-.4%
225	M		American Airlines, Inc., 10.5%, 2012	(a)			228,937
			Automotive-1.0%
300	M		Cooper Tire & Rubber Co., 8%, 2019				271,500
350	M		Goodyear Tire & Rubber Co., 10.5%, 2016				381,500
							653,000
			Building Materials-2.1%
450	M		Building Materials Corp., 7.75%, 2014				435,375
650	M		Hanson, Ltd., 6.125%, 2016				598,815
200	M		Interface, Inc., 11.375%, 2013	(a)			218,000
100	M		NTK Holdings, Inc., 10.75%, 2014				3,250
75	M		Owens Corning, Inc., 9%, 2019				80,682
							1,336,122
			Capital Goods-.6%
375	M		Belden CDT, Inc., 9.25%, 2019	(a)			391,875
			Chemicals-2.7%
100	M		Ashland, Inc., 9.125%, 2017	(a)			107,250
325	M		Huntsman International, LLC, 5.5%, 2016	(a)			277,875
200	M		Invista, 9.25%, 2012	(a)			201,000
700	M		Newmarket Corp., 7.125%, 2016				672,000
50	M		Olin Corp., 8.875%, 2019				52,500
425	M		Westlake Chemical Corp., 6.625%, 2016				401,625
							1,712,250
			Consumer Durables-1.2%
			Sealy Mattress Co.:
500	M		8.25%, 2014				465,000
250	M		10.875%, 2016	(a)			276,875
							741,875
			Consumer Non-Durables-1.2%
75	M		Acco Brands Corp., 10.625%, 2015	(a)			78,750
477	M		GFSI, Inc., 10.5%, 2011	(a)	(b)		288,585
375	M		Levi Strauss & Co., 9.75%, 2015				391,875
							759,210

			Energy-10.2%
50	M		Basic Energy Services, Inc., 11.625%, 2014	(a)			53,250
			Berry Petroleum Co.:
375	M		10.25%, 2014				402,187
250	M		8.25%, 2016				241,250
			Chesapeake Energy Corp.:
200	M		7.5%, 2014				198,750
325	M		6.625%, 2016				308,750
500	M		Cimarex Energy Co., 7.125%, 2017				467,500
50	M		Concho Resources, Inc., 8.625%, 2017				51,500
25	M		Continental Resources, Inc., 8.25%, 2019	(a)			25,812
			El Paso Corp.:
350	M		7%, 2017				344,750
50	M		7.75%, 2032				46,060
325	M		Ferrellgas Partners, LP, 9.125%, 2017	(a)			336,375
275	M		Helix Energy Solutions Group, Inc., 9.5%, 2016	(a)			276,375
400	M		Hilcorp Energy I, LP, 9%, 2016	(a)			399,000
			Linn Energy, LLC:
175	M		11.75%, 2017	(a)			189,437
250	M		9.875%, 2018				255,000
400	M		Mariner Energy, Inc., 11.75%, 2016				433,000
150	M		Pacific Energy Partners, LP, 7.125%, 2014				155,345
125	M		Penn Virginia Corp., 10.375%, 2016				135,625
			Plains Exploration & Production Co.:
75	M		7.75%, 2015				74,813
375	M		7.625%, 2018				369,375
			Quicksilver Resources, Inc.:
175	M		7.125%, 2016				152,688
200	M		11.75%, 2016				221,500
250	M		9.125%, 2019				250,000
200	M		Sandridge Energy, Inc., 9.875%, 2016	(a)			209,500
400	M		Stewart & Stevenson, LLC, 10%, 2014				370,000
550	M		Williams Partners, LP, 7.25%, 2017				541,247
							6,509,089
			Food/Beverage/Tobacco-3.2%
525	M		Constellation Brands, Inc. , 7.25%, 2016				525,000
25	M		Del Monte Corp., 7.5%, 2019	(a)			25,375
125	M		Dole Foods Co., 8%, 2016	(a)			126,094
550	M		JBS USA, LLC, 11.625%, 2014	(a)			594,000
42	M		Land O'Lakes, Inc., 8.75%, 2011				42,315
			Smithfield Foods, Inc.:
375	M		10%, 2014	(a)			395,625
425	M		7.75%, 2017				351,688
							2,060,097
			Food/Drug-1.4%
825	M		Ingles Markets, Inc., 8.875%, 2017				849,750
75	M		Rite Aid Corp., 9.75%, 2016	(a)			81,375
							931,125
			Forest Products/Containers-2.8%
50	M		Cascades, Inc., 7.25%, 2013				49,250
150	M		Crown Americas, LLC, 7.625%, 2017	(a)			152,250
275	M		Domtar Corp., 10.75%, 2017				309,375
25	M		Graham Packaging Co., LP, 8.5%, 2012				25,375
			Graphic Packaging International, Inc.:
25	M		9.5%, 2017	(a)			26,687
50	M		9.5%, 2017	(a)			53,375
175	M		NewPage Corp., 11.375%, 2014	(a)			172,813
200	M		Owens-Brockway Glass Container, Inc., 7.375%, 2016				204,000
500	M		Packaging Dynamics Finance Corp., 10%, 2016	(a)			228,750
300	M		PE Paper Escrow GmbH, 12%, 2014	(a)			324,594
240	M		Sappi Papier Holding, AG, 6.75%, 2012	(a)			222,265
5	M		Tekni-Plex, Inc., 8.75%, 2013				3,675
							1,772,409

			Gaming/Leisure-7.6%
150	M		Ameristar Casinos, Inc., 9.25%, 2014	(a)			156,375
275	M		Las Vegas Sands Corp., 6.375%, 2015				247,500
390	M		Mandalay Resort Group, 6.375%, 2011				351,000
			MGM Mirage, Inc.:
50	M		13%, 2013	(a)			57,500
200	M		11.125%, 2017	(a)			219,500
650	M		11.375%, 2018	(a)			614,250
			Mohegan Tribal Gaming Authority:
75	M		8%, 2012				63,937
75	M		6.125%, 2013				62,437
			Pinnacle Entertainment, Inc.:
325	M		7.5%, 2015				289,250
175	M		8.625%, 2017	(a)			176,750
175	M		Scientific Games, International, Inc., 9.25%, 2019	(a)			182,875
			Speedway Motorsports, Inc.:
1,055	M		6.75%, 2013				1,047,088
175	M		8.75%, 2016	(a)			182,875
800	M		Universal City Development Partners, Ltd., 11.75%, 2010				808,000
375	M		Yonkers Racing Corp., 11.375%, 2016	(a)			391,875
							4,851,212
			Health Care-9.7%
			Alliance Imaging, Inc.:
100	M		7.25%, 2012				97,000
450	M		7.25%, 2012				436,500
275	M		Biomet, Inc., 11.625%, 2017				301,125
925	M		Community Health Systems, Inc., 8.875%, 2015				950,437
500	M		Cooper Companies, Inc., 7.125%, 2015				487,500
600	M		Genesis Health Ventures, Inc., 9.75%, 2011	(c)	(d)		375
			HCA, Inc.:
800	M		6.75%, 2013				770,000
400	M		6.375%, 2015				358,000
325	M		Iasis Healthcare, LLC, 8.75%, 2014				326,625
1,000	M		Omnicare, Inc., 6.875%, 2015				965,000
343	M		Res-Care, Inc., 7.75%, 2013				336,140
			Tenet Healthcare Corp.:
425	M		7.375%, 2013				422,875
250	M		9.25%, 2015				262,188
600	M		Universal Hospital Services, Inc., 4.635%, 2015			(b)	511,500
							6,225,265
			Information Technology-1.0%
			Jabil Circuit, Inc.:
50	M		7.75%, 2016				51,000
75	M		8.25%, 2018				76,500
125	M		Sanmina - SCI Corp., 3.049%, 2014	(a)		(b)	113,125
225	M		Seagate Technology HDD Holdings, 6.8%, 2016				207,563
150	M		Seagate Technology International, Inc., 10%, 2014	(a)			164,625
							612,813
			Manufacturing-2.9%
375	M		Baldor Electric Co., 8.625%, 2017				382,500
175	M		Case New Holland, Inc., 7.75%, 2013	(a)			175,000
75	M		CPM Holdings, Inc., 10.625%, 2014	(a)			77,812
250	M		ESCO Corp., 8.625%, 2013	(a)			246,250
			Terex Corp.:
350	M		10.875%, 2016				383,250
675	M		8%, 2017				622,688
							1,887,500

			Media-Broadcasting-1.1%
			Belo Corp.:
275	M		6.75%, 2013				259,531
100	M		7.75%, 2027				79,125
100	M		Geoeye, Inc., 9.625%, 2015	(a)			101,750
320	M		Nexstar Finance Holdings, LLC, 11.375%, 2013				135,826
150	M		Univision Communications, Inc., 12%, 2014	(a)			162,000
			Young Broadcasting, Inc.:
346	M		10%, 2011	(c)			433
600	M		8.75%, 2014	(c)			750
							739,415
			Media-Cable TV-5.9%
850	M		Atlantic Broadband Finance, LLC, 9.375%, 2014				828,750
1,000	M		Cablevision Systems Corp., 8%, 2012				1,047,500
			Charter Communications Holdings, LLC:
250	M		11.75%, 2011	(c)			1,875
1,281	M		10%, 2015	(c)			9,607
125	M		CSC Holdings, Inc., 8.5%, 2014	(a)			131,875
325	M		Echostar DBS Corp., 6.625%, 2014				316,875
325	M		Mediacom LLC/Mediacom Capital Corp., 9.125%, 2019	(a)			335,562
300	M		Quebecor Media, Inc., 7.75%, 2016				298,500
50	M		UPC Holding BV, 9.875%, 2018	(a)			52,750
725	M		Virgin Media Finance PLC, 9.5%, 2016				766,688
							3,789,982
			Media-Diversified-1.0%
100	M		Deluxe Corp., 7.375%, 2015				96,375
			Gannett Company, Inc.:
125	M		8.75%, 2014				122,344
100	M		9.375%, 2017				98,375
175	M		Interpublic Group of Cos., Inc., 10%, 2017	(a)			189,875
			MediaNews Group, Inc.:
375	M		6.875%, 2013	(c)			975
400	M		6.375%, 2014	(c)			1,040
100	M		Scholastic Corp., 5%, 2013				86,000
50	M		WMG Acquisition Corp., 9.5%, 2016	(a)			53,000
							647,984
			Metals/Mining-6.3%
100	M		AK Steel Corp., 7.75%, 2012				100,875
150	M		Arch Coal, Inc., 8.75%, 2016	(a)			155,250
50	M		Arch Western Finance, LLC, 6.75%, 2013				49,437
175	M		Drummond Co. Inc., 7.375%, 2016	(a)			154,875
800	M		Massey Energy Co., 6.875%, 2013				776,000
250	M		Metals USA, Inc., 11.125%, 2015				241,562
			Novelis, Inc.:
300	M		7.25%, 2015				261,000
225	M		11.5%, 2015	(a)			228,375
830	M		Russell Metals, Inc., 6.375%, 2014				748,038
			Teck Resources, Ltd.:
275	M		9.75%, 2014				303,875
525	M		10.25%, 2016				595,875
200	M		10.75%, 2019				233,500
200	M		Vedanta Resources PLC, 9.5%, 2018	(a)			198,000
							4,046,662
			Real Estate Investment Trusts-2.9%
425	M		Brandywine Operating Partnership, LP, 5.7%, 2017				383,194
200	M		CB Richard Ellis Service, 11.625%, 2017	(a)			217,000
			Developers Diversified Realty Corp.:
335	M		4.625%, 2010				329,399
105	M		5.5%, 2015				90,994
400	M		9.625%, 2016				401,731
			HRPT Properties Trust:
75	M		6.25%, 2016				68,895
275	M		6.25%, 2017				248,207
150	M		ProLogis, 7.625%, 2014				153,449
							1,892,869

			Retail-General Merchandise-5.7%
425	M		Federated Retail Holdings, Inc., 5.9%, 2016				391,507
400	M		HSN, Inc., 11.25%, 2016				435,000
325	M		Landry's Restaurants, Inc., 14%, 2011				327,844
100	M		Macy's Retail Holdings, Inc., 6.7%, 2034				78,320
625	M		QVC, Inc., 7.5%, 2019	(a)			628,906
100	M		Regal Cinemas Corp., 8.625%, 2019	(a)			104,000
775	M		Toys R Us Property Co., Inc., 10.75%, 2017	(a)			837,000
350	M		Wendy's/Arby's Restaurants, LLC 10%, 2016	(a)			373,625
475	M		Yankee Acquisition Corp., 8.5%, 2015				448,875
							3,625,077
			Services-4.5%
250	M		Aramark Corp., 8.5%, 2015				253,437
550	M		Ashtead Capital, Inc., 9%, 2016	(a)			530,750
325	M		Hertz Corp., 10.5%, 2016				339,625
			Iron Mountain, Inc.:
25	M		8.75%, 2018				26,125
450	M		8%, 2020				454,500
150	M		8.375%, 2021				155,250
475	M		Kar Holdings, Inc., 8.75%, 2014				472,625
375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019	(a)			372,188
248	M		United Rentals, Inc., 6.5%, 2012				249,860
							2,854,360
			Telecommunications-11.7%
300	M		Cincinnati Bell, Inc., 8.375%, 2014				303,000
750	M		Citizens Communications Co., 7.125%, 2019				710,625
			Cricket Communications Inc.:
125	M		9.375%, 2014				127,500
75	M		7.75%, 2016	(a)			76,500
275	M		Frontier Communications Corp., 8.125%, 2018				278,094
300	M		Intelsat Corp., 9.25%, 2014				309,000
100	M		Intelsat Jackson Holdings, Ltd., 9.5%, 2016				105,500
350	M		Intelsat Subsidiary Holdings Co., Ltd., 8.5%, 2013				356,125
500	M		MetroPCS Wireless, Inc., 9.25%, 2014				513,750
			Nextel Communications, Inc.:
450	M		Series "F" 5.95%, 2014				400,500
825	M		Series "D" 7.375%, 2015				744,563
125	M		Qwest Capital Funding, Inc., 7.25%, 2011				125,625
			Qwest Communications International, Inc.:
500	M		7.5%, 2014				496,250
300	M		8%, 2015	(a)			301,125
800	M		Rogers Wireless, Inc., 6.375%, 2014				884,002
			SBA Telecommunications, Inc.:
25	M		8%, 2016	(a)			25,688
225	M		8.25%, 2019	(a)			232,875
175	M		Sprint Nextel Corp., 8.375%, 2017				175,000
600	M		Wind Acquisition Finance SA, 11.75%, 2017	(a)			679,500
			Windstream Corp.:
450	M		8.625%, 2016				462,375
175	M		7.875%, 2017				173,906
							7,481,503

			Utilities-6.0%
			AES Corp.:
150	M		8.75%, 2013	(a)			153,562
125	M		9.75%, 2016	(a)			136,875
350	M		Calpine Construction Finance Co., LP, 8%, 2016	(a)			360,500
125	M		CMS Energy Corp., 8.75%, 2019				136,599
750	M		Dynegy, Inc., 7.75%, 2019				643,125
325	M		Edison Mission Energy, 7.5%, 2013				306,312
200	M		Energy Future Holdings Corp., 10.875%, 2017				152,000
575	M		Intergen NV, 9%, 2017	(a)			595,125
150	M		Mirant North America, LLC, 7.375%, 2013				150,000
			NRG Energy, Inc.:
625	M		7.375%, 2017				606,250
225	M		8.5%, 2019				226,406
300	M		NSG Holdings, LLC, 7.75%, 2025	(a)			270,000
85	M		Tenaska Alabama Partners, LP, 7%, 2021	(a)			77,916
							3,814,670
Total Value of Corporate Bonds (cost $63,612,720)							61,580,207
			AUCTION RATE SECURITIES(e)-.7%
475	M		New York State Thw. Auth. Svc. Contract Rev., .431%, 2021 (cost $475,000) (d)				437,960
			COMMON STOCKS-.0%
			Media-Diversified-.0%
2,500		*	MediaNews Group, Inc. - Class "A"	(d)			25
			Telecommunications-.0%
3		*	Viatel Holding (Bermuda), Ltd.	(d)			-
5,970		*	World Access, Inc.				9
							9
Total Value of Common Stocks (cost $149,767)							34
			WARRANTS-.0%
			Telecommunication Services
250		*	GT Group Telecom, Inc. (expiring 2/1/10) (cost $22,587)	(a)	(d)		-
			SHORT-TERM INVESTMENTS-1.9%
			Money Market Fund
$ 1,255	M		First Investors Cash Reserve Fund, .39% (cost $1,255,000)	(f)			1,255,000
Total Value of Investments (cost $65,515,074)			98.8%				63,273,201
Other Assets, Less Liabilities			1.2				761,552
Net Assets			100.0%				$ 64,034,753

* Non-income producing

(a) Security exempt from registration under Rule 144A of Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2009, the Fund held seventy-one 144A securities with a value of $16,457,358 representing 25.7% of the Fund's net assets.

(b) Interest rates on adjustable rate bonds are determined and reset quarterly. The interest rates above are the rates in effect on September 30, 2009.

(c) In default as to principal and/or interest payment

(d) Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At September 30, 2009, the Fund held five securities that were fair valued by the Valuation Committee with an aggregate value of $438,360 representing .7% of the Fund's net assets.

(e) The interest rates shown are the rates that were in effect on September 30, 2009. While interest rates on auction rate securities are normally determined and reset periodically by the issuer, the auctions on these securities have failed. Therefore, the rates are those that are stipulated under the auction procedures when there are no sufficient clearing bids on an auction date.

(f) Affiliated unregistered money market fund available only to First Investors funds and certain accounts managed by First Investors Management Company, Inc. Rate shown is the 7-day yield at September 30, 2009.

At September 30, 2009, the cost of investments for federal income tax purposes was $65,515,074. Accumulated net unrealized depreciation on investments was $2,241,873, consisting of $3,150,262 gross unrealized appreciation and $5,392,135 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$61,579,832	$375	$61,580,207
Auction Rate Securities	-	-	437,960	437,960
Common Stocks	9	-	25	34
Warrants	-	-	-	-
Money Market Fund	1,255,000	-	-	1,255,000
Total Investments in Securities*	$1,255,009	$61,579,832	$438,360	$63,273,201

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in
	Corporate Bonds	Auction Rate Securities	Common Stocks	Total
Balance, December 31, 2008	$688	$-	$36	$724
Net purchases (sales)	(14)	(318,500)	-	(318,514)
Change in unrealized
appreciation (depreciation)	378,034	14,203	(11)	392,226
Realized gain (loss)	(378,333)	(31,500)	-	(409,833)
Transfer in and/or out of Level 3	-	773,757	-	773,757
Balance, June 30, 2009	$375	$437,960	$25	$438,360

The following is a summary of Level 3 inputs by industry

Auction Rate Securities	$437,960
Media - Diversified	25
Health Care	375
Telecommunications	-
$438,360

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2009

Shares or
Principal
Amount		Security		Value
		COMMON STOCKS-96.9%
		United Kingdom-25.5%
79,641		BG Group PLC		$1,384,562
162,750		British American Tobacco PLC		5,109,608
135,373		Cadbury PLC		1,738,577
132,461		Capita Group PLC		1,530,637
73,955		De La Rue PLC		1,062,161
108,155		Diageo PLC		1,660,597
42,795		HSBC Holdings PLC		490,063
150,990		Imperial Tobacco Group PLC		4,366,092
60,688		Reckitt Benckiser Group PLC		2,968,155
71,911		Scottish and Southern Energy PLC		1,349,086
477,529		Tesco PLC		3,051,909
				24,711,447
		India-14.0%
14,936		Bharat Heavy Electricals, Ltd.		723,079
193,949		Cipla, Ltd.		1,128,497
123,700		HDFC Bank, Ltd.		4,244,192
235,222		Hindustan Unilever, Ltd.		1,284,051
72,567		Housing Development Finance Corporation, Ltd.		4,208,071
301,985		ITC, Ltd.		1,463,000
11,598		Nestle India, Ltd.		547,243
				13,598,133
		Switzerland-12.6%
245		Lindt & Spruengli AG		594,054
86,160		Nestle SA - Registered		3,666,772
51,385		Novartis AG - Registered		2,567,641
24,796		Roche Holding AG - Genusscheine		4,002,631
11,545		Synthes, Inc.		1,389,650
				12,220,748
		Spain-5.6%
150,560		Enagas		3,142,673
45,200		Red Electrica Corporacion SA		2,310,444
				5,453,117
		Australia-5.6%
84,401		Coca-Cola Amatil, Ltd.		730,728
94,486		QBE Insurance Group, Ltd.		2,006,331
103,772		Woolworths, Ltd.		2,678,832
				5,415,891

		Brazil-5.3%
113,900		Companhia Brasileira de Meios de Pagamento SA		1,121,994
50,100		CPFL Energia SA		900,990
87,400		Redecard SA		1,343,672
51,308		Souza Cruz SA		1,815,478
				5,182,134
		United States-5.0%
98,930		Philip Morris International, Inc.		4,821,848
		France-4.3%
34,922		Essilor International SA		1,987,981
36,627		Total SA		2,173,913
				4,161,894
		Germany-3.7%
10,027		Deutsche Boerse AG		821,940
10,339		Fresenius Medical Care AG & Company		515,038
6,064		Muenchener Rueckversicherungs-Gesellschaft AG - Registered		968,815
13,679		RWE AG		1,273,265
				3,579,058
		Canada-3.5%
15,221		Canadian Natural Resources, Ltd.		1,021,068
33,200		Power Corporation of Canada		911,894
35,634		Shoppers Drug Mart Corporation		1,455,838
				3,388,800
		Netherlands-3.1%
29,477		Core Laboratories NV		3,038,784
		Denmark-3.0%
46,859		Novo Nordisk A/S - Series "B"		2,930,326
		Japan-1.8%
3,800		Nintendo Company, Ltd.		976,155
14,500		Secom Company, Ltd.		732,004
				1,708,159
		Ireland-1.5%
33,784		Covidien PLC		1,461,496
		Italy-1.5%
373,100		Terna-Rete Elettrica Nationale SpA		1,453,396
		Belgium-.9%
3,731		Colruyt SA		875,855
Total Value of Common Stocks (cost $82,238,101)				94,001,086
		PREFERRED STOCKS-3.1%
		Brazil
74,253		AES Tiete SA		837,722
13,200		Companhia de Bebidas das Americas (ADR)		1,085,832
69,405		Companhia Energetica de Minas Gerais		1,044,036
Total Value of Preferred Stocks (cost $2,055,475)				2,967,590

		SHORT-TERM INVESTMENTS-.2%
		Money Market Fund
$ 175	M	First Investors Cash Reserve Fund, .39% (cost $175,000)*		175,000
Total Value of Investments (cost $84,468,576)			100.2%	97,143,676
Excess of Liabilities Over Other Assets			(.2)	(203,457)
Net Assets			100.0%	$96,940,219

*	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at September 30, 2009.

Summary of Abbreviations:
	ADR	American Depositary Receipts

At September 30, 2009, the cost of investments for federal
income tax purposes was $84,796,277. Accumulated net
unrealized appreciation on investments was $12,347,399,
consisting of $13,821,411 gross unrealized appreciation and
$1,474,012 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$94,001,086	$-	$-	$94,001,086
Preferred Stocks	2,967,590			2,967,590
Money Market Fund	175,000	-	-	175,000
Total Investments in Securities*	$97,143,676	$-	$-	$97,143,676
Other Financial Instruments**	$-	$(682,535)	$-	$(682,535)

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

** Other financial instruments are foreign exchange contracts, which are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2009

Principal
Amount		Security		Value
		CORPORATE BONDS-88.6%
		Aerospace/Defense-.5%
$ 200	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$207,601
		Agriculture-.8%
200	M	Cargill, Inc., 6%, 2017	(a)	216,919
100	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020		100,089
				317,008
		Automotive-.6%
200	M	Daimler Chrysler NA, LLC, 6.5%, 2013		215,665
		Chemicals-1.1%
300	M	Cabot Corp., 5.25%, 2013	(a)	303,067
100	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	120,982
				424,049
		Consumer Durables-1.8%
350	M	Black & Decker Corp., 5.75%, 2016		350,066
300	M	Newell Rubbermaid, Inc., 6.75%, 2012		317,097
				667,163
		Energy-18.9%
600	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	695,599
200	M	DCP Midstream, LLC, 9.75%, 2019	(a)	239,310
100	M	Enbridge Energy Partners LP, 7.5%, 2038		114,567
200	M	Energy Transfer Partners LP, 8.5%, 2014		231,330
150	M	Kinder Morgan Finance Co., 5.35%, 2011		151,500
500	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	526,404
200	M	Nabors Industries, Inc., 6.15%, 2018		200,824
		Nexen, Inc.:
300	M	5.05%, 2013		308,464
408	M	7.875%, 2032		451,850
200	M	6.4%, 2037		195,327
300	M	Northern Border Partners, LP, 7.1%, 2011		316,881
		Pacific Energy Partners, LP:
269	M	7.125%, 2014		278,584
340	M	6.25%, 2015		346,337
100	M	Plains All American Pipeline, LP, 8.75%, 2019		120,243
800	M	Rockies Express Pipeline, LLC, 6.25%, 2013	(a)	865,346
700	M	Spectra Energy Capital, LLC, 6.2%, 2018		746,124
489	M	Suncor Energy, Inc., 6.85%, 2039		533,665
425	M	Trans-Canada Pipelines, Ltd., 7.625%, 2039		544,142
		Valero Energy Corp.:
100	M	6.125%, 2017		103,402
100	M	10.5%, 2039		128,067
				7,097,966
		Financial Services-8.7%
200	M	American Express Co., 7%, 2018		220,371
200	M	American General Finance Corp., 6.9%, 2017		140,073
375	M	Amvescap PLC, 5.375%, 2013		377,377
650	M	CoBank, ACB, 7.875%, 2018	(a)	633,818
200	M	Compass Bank, 6.4%, 2017		188,150
355	M	ERAC USA Finance Co., 8%, 2011	(a)	372,277
252	M	Ford Motor Credit Co., 9.75%, 2010		257,573
200	M	General Electric Capital Corp., 4.375%, 2015		198,329
		Harley-Davidson Funding Corp.:
200	M	5%, 2010	(a)	198,795
310	M	6.8%, 2018	(a)	302,356
400	M	Prudential Financial, Inc., 4.75%, 2015		397,703
				3,286,822
		Financials-14.0%
100	M	Bank of America Corp., 5.65%, 2018		98,905
		Citigroup, Inc.:
300	M	6.375%, 2014		310,489
600	M	6.125%, 2017		596,653
400	M	Goldman Sachs Group, Inc., 6.75%, 2037		414,129
300	M	Hibernia Corp., 5.35%, 2014		287,982
200	M	JPMorgan Chase & Co., 3.7%, 2015		198,472
800	M	Merrill Lynch & Co., Inc., 5.45%, 2013		830,166
		Morgan Stanley:
200	M	5.95%, 2017		203,958
900	M	6.625%, 2018		953,229
500	M	Royal Bank of Scotland Group PLC, 5%, 2014		452,704
400	M	SunTrust Bank, Inc., 7.25%, 2018		418,340
300	M	UBS AG, 5.875%, 2016		299,895
200	M	Wells Fargo & Co., 3.75%, 2014		199,224
				5,264,146
		Food/Beverage/Tobacco-4.0%
400	M	Altria Group, Inc., 10.2%, 2039		556,855
350	M	Bunge Limited Finance Corp., 5.875%, 2013		370,354
130	M	ConAgra Foods, Inc., 5.875%, 2014		142,852
400	M	Philip Morris International, Inc., 5.65%, 2018		426,495
				1,496,556
		Food/Drug-.5%
190	M	CVS/Caremark Corp., 6.125%, 2039		193,940
		Forest Products/Container-.5%
150	M	International Paper Co., 9.375%, 2019		175,923
		Health Care-2.6%
200	M	Biogen IDEC, Inc., 6.875%, 2018		219,921
200	M	Novartis, 5.125%, 2019		213,309
100	M	Pfizer, Inc., 6.2%, 2019		112,919
100	M	Roche Holdings, Inc., 6%, 2019	(a)	111,517
200	M	Watson Pharmaceuticals, Inc., 5%, 2014		205,238
100	M	Wyeth, 5.5%, 2016		109,267
				972,171
		Industrials-1.1%
		Pitney Bowes, Inc.:
100	M	5%, 2015		106,395
290	M	5.25%, 2037		300,554
				406,949
		Information Technology-2.7%
100	M	Dell, Inc., 5.875%, 2019		107,405
400	M	Dun & Bradstreet Corp., 6%, 2013		414,892
100	M	Intuit, Inc., 5.4%, 2012		105,011
100	M	Oracle Corp., 5%, 2019		105,402
250	M	Xerox Corp., 6.875%, 2011		266,763
				999,473
		Manufacturing-1.0%
250	M	Briggs & Stratton Corp., 8.875%, 2011		261,250
100	M	Crane Co., 6.55%, 2036		98,434
				359,684
		Manufacturing-Diversified-.6%
100	M	General Electric Co., 5.25%, 2017		102,795
100	M	Tyco Electronics Group SA, 6.55%, 2017		104,844
				207,639
		Media-Broadcasting-7.1%
710	M	British Sky Broadcasting Group PLC, 9.5%, 2018	(a)	909,902
		Cox Communications, Inc.:
300	M	4.625%, 2013		311,914
400	M	8.375%, 2039	(a)	494,968
		Time Warner Cable, Inc.:
570	M	6.2%, 2013		621,477
300	M	6.75%, 2018		331,982
				2,670,243
		Media-Diversified-6.7%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017		204,984
200	M	6.55%, 2037		197,577
800	M	News America, Inc., 5.3%, 2014		862,174
500	M	Thomson Reuters Corp., 5.95%, 2013		549,375
450	M	Time Warner, Inc., 6.875%, 2012		495,661
200	M	Walt Disney Co., 4.5%, 2013		213,646
				2,523,417
		Metals/Mining-.8%
100	M	ArcelorMittal, 6.125%, 2018		98,679
200	M	Newmont Mining Corp., 5.125%, 2019		200,299
				298,978
		Real Estate Investment Trusts-.5%
200	M	ProLogis, 7.625%, 2014		204,598
		Telecommunications-4.6%
250	M	AT&T, Inc., 5.8%, 2019		267,995
900	M	Deutsche Telekom Intl., Finance BV, 5.875%, 2013		980,364
250	M	GTE Corp., 6.84%, 2018		272,840
200	M	Verizon Wireless Capital, LLC, 5.55%, 2014	(a)	216,345
				1,737,544
		Transportation-.6%
200	M	GATX Corp., 8.75%, 2014		225,267
		Utilities-8.1%
750	M	E. ON International Finance BV, 5.8%, 2018	(a)	808,493
300	M	Electricite de France SA, 6.95%, 2039	(a)	372,994
400	M	Entergy Gulf States, Inc., 5.25%, 2015		399,772
200	M	Exelon Generation Co., LLC, 6.2%, 2017		218,619
189	M	Great River Energy Co., 5.829%, 2017	(a)	200,851
200	M	NiSource Finance Corp., 7.875%, 2010		210,459
100	M	OGE Energy Corp., 5%, 2014		98,250
200	M	Ohio Power Co., 5.375%, 2021		203,378
305	M	Public Service Electric & Gas Co., 6.75%, 2016		341,344
150	M	Sempra Energy, 9.8%, 2019		192,426
				3,046,586
		Waste Management-.8%
		Allied Waste NA, Inc.:
200	M	7.25%, 2015		208,984
100	M	7.125%, 2016		105,639
				314,623
Total Value of Corporate Bonds (cost $30,913,040)				33,314,011
		U.S. GOVERNMENT AGENCY OBLIGATIONS-1.6%
500	M	Fannie Mae, 4.02%, 2015		514,074
100	M	Federal Home Loan Mtg. Assoc., 5.25%, 2019		101,215
Total Value of U.S. Government Agency Obligations (cost $584,121)				615,289
		MORTGAGE-BACKED CERTIFICATES-5.2%
		Fannie Mae-3.9%
1,033	M	5.5%, 1/1/2036 - 10/1/2038		1,084,783
379	M	6%, 11/1/2038		400,225
				1,485,008
		Freddie Mac-1.3%
457	M	5%, 4/1/2035		473,721
Total Value of Mortgage-Backed Certificates (cost $1,927,525)				1,958,729
		PASS THROUGH CERTIFICATES-.1%
		Transportation
47	M	American Airlines, Inc., 7.377%, 2019 (cost $45,808)		33,821
		SHORT-TERM INVESTMENTS-5.0%
		Money Market Fund
1,900	M	First Investors Cash Reserve Fund, .39% (cost $1,900,000) (b)		1,900,000
Total Value of Investments (cost $35,370,494)		100.5%		37,821,850
Excess of Liabilities Over Other Assets		(.5)		(204,997)
Net Assets		100.0%		$37,616,853

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold to
qualified institutional investors. At September 30, 2009,
the Fund held nineteen 144A securities with an aggregate
value of $7,797,544 representing 20.7% of the Fund's net
assets.

(b)	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at September 30, 2009.

At September 30, 2009, the cost of investments for federal
income tax purposes was $35,370,494. Accumulated net
unrealized appreciation on investments was $2,451,356,
consisting of $2,669,993 gross unrealized appreciation and
$218,637 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$33,314,011	$-	$33,314,011
Mortgage-Backed Certificates	-	1,958,729	-	1,958,729
U.S. Government Agency
Obligations	-	615,289	-	615,289
Pass Through Certificates	-	33,821	-	33,821
Money Market Fund	1,900,000	-	-	1,900,000
Total Investments in Securities*	$1,900,000	$35,921,850	$-	$37,821,850

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2009

Shares		Security	Value
		COMMON STOCKS-98.5%
		Consumer Discretionary-14.3%
3,000	*	Apollo Group, Inc. - Class "A"	$221,010
8,800		Home Depot, Inc.	234,432
3,700		McDonald's Corporation	211,159
5,700		Ross Stores, Inc.	272,289
1,030		Strayer Education, Inc.	224,210
5,500	*	WMS Industries, Inc.	245,080
			1,408,180
		Consumer Staples-9.6%
4,200		Church & Dwight Company, Inc.	238,308
3,265		Colgate-Palmolive Company	249,054
4,300		Wal-Mart Stores, Inc.	211,087
8,100	*	Whole Foods Market, Inc.	246,969
			945,418
		Energy-9.2%
2,600		Apache Corporation	238,758
4,900		ConocoPhillips	221,284
7,800	*	Dresser -Rand Group, Inc.	242,346
3,000		ExxonMobil Corporation	205,830
			908,218
		Financials-10.4%
2,400		Franklin Resources, Inc.	241,440
1,600		Goldman Sachs Group, Inc.	294,960
5,775		JPMorgan Chase & Company	253,061
11,700	*	TD Ameritrade Holding Corporation	229,554
			1,019,015
		Health Care-12.6%
5,000		Abbott Laboratories	247,350
10,100		Bristol-Myers Squibb Company	227,452
3,700	*	Express Scripts, Inc.	287,046
4,200		McKesson Corporation	250,110
8,300	*	Valeant Pharmaceuticals International	232,898
			1,244,856
		Industrials-9.0%
5,300		Con-way, Inc.	203,096
5,400		Illinois Tool Works, Inc.	230,634
2,900		L-3 Communications Holdings, Inc.	232,928
4,500		Raytheon Company	215,865
			882,523

		Information Technology-28.6%
1,500	*	Apple, Inc.	278,055
6,600	*	BMC Software, Inc.	247,698
11,000	*	Cisco Systems, Inc.	258,940
5,100		Hewlett-Packard Company	240,771
13,100		Intel Corporation	256,367
2,100		International Business Machines Corporation	251,181
7,000		Lender Processing Services, Inc.	267,190
5,650	*	McAfee, Inc.	247,414
11,035	*	Red Hat, Inc.	305,007
12,200	*	SAIC, Inc.	213,988
6,900	*	Western Digital Corporation	252,057
			2,818,668
		Materials-4.8%
3,400		Freeport-McMoRan Copper & Gold, Inc.	233,274
9,100		Pactiv Corporation	237,055
			470,329
Total Value of Common Stocks (cost $8,622,559)		98.5%	9,697,207
Other Assets, Less Liabilities		1.5	147,746
Net Assets		100.0%	$9,844,953

*	Non-income producing

At September 30, 2009, the cost of
investments for federal income tax purposes
was $8,622,559. Accumulated net unrealized
appreciation on investments was $1,074,648,
consisting of $1,219,891 gross unrealized
appreciation and $145,243 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks*	$9,697,207	$-	$-	$9,697,207

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
TARGET MATURITY 2010 FUND
September 30, 2009

Principal			Effective
Amount		Security	Yield	+	Value
		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--70.6%
		Agency For International Development - Israel:
$ 1,303	M	8/15/2010	0.84%		$1,293,519
495	M	9/15/2010	0.90		490,774
		Fannie Mae:
1,260	M	8/7/2010	0.82		1,251,286
800	M	12/15/2010	1.12		789,280
1,100	M	Freddie Mac, 9/15/2010	0.90		1,090,606
500	M	Government Trust Certificate - Israel Trust, 11/15/2010	1.27		492,958
1,700	M	Government Trust Certificate - Turkey Trust, 11/15/2010	1.27		1,676,055
1,250	M	Tennessee Valley Authority, 11/1/2010	1.06		1,235,755
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $7,897,381)					8,320,233
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--29.5%
3,500	M	U.S. Treasury Strips, 11/15/2010 (cost $3,246,362)	0.46		3,482,076
Total Value of Investments (cost $11,143,743)		100.1%			11,802,309
Excess of Liabilities Over Other Assets		(.1)			(12,167)
Net Assets		100.0%			$11,790,142

+	The effective yields shown for the zero coupon obligations
are the effective yields at September 30, 2009.

At September 30, 2009, the cost of investments for federal
income tax purposes was $11,143,743. Accumulated net
unrealized appreciation on investments was $658,566,
consisting of entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency
Zero Coupon Obligations	$-	$8,320,233	$-	$8,320,233
U.S. Government
Zero Coupon Obligations	-	3,482,076	-	3,482,076
Total Investments in Securities*	$-	$11,802,309	$-	$11,802,309

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2009

Principal			Effective
Amount		Security	Yield	+	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS--53.7%
		Agency For International Development - Israel:
$ 698	M	9/15/2015	3.42%		$570,288
2,784	M	11/15/2015	3.49		2,252,150
		Fannie Mae:
243	M	8/12/2015	3.50		198,276
600	M	9/23/2015	3.53		486,686
4,643	M	11/15/2015	3.59		3,733,483
650	M	Federal Judiciary Office Building, 2/15/2015	3.49		539,660
		Freddie Mac:
550	M	3/15/2015	3.39		457,717
930	M	9/15/2015	3.51		755,748
830	M	9/15/2015	3.51		674,491
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	3.57		172,096

		International Bank for Reconstruction &
200	M	Development, 2/15/2015	3.10		169,508
3,957	M	Resolution Funding Corporation, 10/15/2015	3.19		3,269,206
2,000	M	Tennessee Valley Authority, 11/1/2015	3.54		1,615,876
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $13,275,748)					14,895,185
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS--46.4%
15,375	M	U.S. Treasury Strips, 11/15/2015 (cost $11,120,627)	2.90		12,887,940
Total Value of Investments (cost $24,396,375)		100.1%			27,783,125
Excess of Liabilities Over Other Assets		(.1)			(42,860)
Net Assets		100.0%			$27,740,265

+	The effective yields shown for the zero coupon obligations
are the effective yields at September 30, 2009.

At September 30, 2009, the cost of investments for federal
income tax purposes was $24,410,141. Accumulated net
unrealized appreciation on investments was $3,372,984,
consisting of entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

U.S. Government Agency
Zero Coupon Obligations	$-	$14,895,185	$-	$14,895,185
U.S. Government
Zero Coupon Obligations	-	12,887,940	-	12,887,940
Total Investments in Securities*	$-	$27,783,125	$-	$27,783,125

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Portfolio of Investments (unaudited)
VALUE FUND
September 30, 2009

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.7%
			Consumer Discretionary-11.6%
5,600			Best Buy Company, Inc.	$210,112
7,400			Bob Evans Farms, Inc.	215,044
8,700			Carnival Corporation	289,536
16,500			Cinemark Holdings, Inc.	170,940
17,200			Comcast Corporation - Special Shares "A"	276,576
19,500			Family Dollar Stores, Inc.	514,800
12,800			Genuine Parts Company	487,168
18,900			H&R Block, Inc.	347,382
16,600			Home Depot, Inc.	442,224
6,100			J.C. Penney Company, Inc.	205,875
19,600			Lowe's Companies, Inc.	410,424
10,900			McDonald's Corporation	622,063
14,400			Newell Rubbermaid, Inc.	225,936
7,100			Omnicom Group, Inc.	262,274
20,700			Pearson PLC (ADR)	257,301
25,600		*	Ruby Tuesday, Inc.	215,552
17,000			Staples, Inc.	394,740
13,800			Tiffany & Company	531,714
13,166			Time Warner, Inc.	378,917
26,500			Walt Disney Company	727,690
8,580			Wyndham Worldwide Corporation	140,026
				7,326,294
			Consumer Staples-17.8%
14,300			Avon Products, Inc.	485,628
18,100			Coca-Cola Company	971,970
2,700			Colgate-Palmolive Company	205,956
13,400			ConAgra Foods, Inc.	290,512
9,200			Costco Wholesale Corporation	519,432
10,900			CVS/Caremark Corporation	389,566
10,200			Diageo PLC (ADR)	627,198
6,400			Estee Lauder Companies, Inc. - Class "A"	237,312
2,200			General Mills, Inc.	141,636
12,100			H.J. Heinz Company	480,975
9,600			Hershey Company	373,056
12,700			Kimberly-Clark Corporation	749,046
35,300			Kraft Foods, Inc. - Class "A"	927,331
10,700			Kroger Company	220,848
11,000			McCormick & Co., Inc.	373,340
7,500			PepsiAmericas, Inc.	214,200
10,600			PepsiCo, Inc.	621,796
16,000			Philip Morris International, Inc.	779,840
5,400			Procter & Gamble Co.	312,768
8,900			Ruddick Corporation	236,918
8,900			Safeway, Inc.	175,508
37,500			Sara Lee Corporation	417,750
15,100			Walgreen Company	565,797
20,000			Wal-Mart Stores, Inc.	981,800
				11,300,183
			Energy-9.2%
10,000			Anadarko Petroleum Corporation	627,300
11,200			BP PLC (ADR)	596,176
12,112			Chevron Corporation	853,048
13,500			ConocoPhillips	609,660
6,100			Diamond Offshore Drilling, Inc.	582,672
6,900			ExxonMobil Corporation	473,409
4,800			Hess Corporation	256,608
21,400			Marathon Oil Corporation	682,660
11,700			Royal Dutch Shell PLC - Class "A" (ADR)	669,123
10,800			Tidewater, Inc.	508,572
				5,859,228
			Financials-15.4%
5,200			ACE, Ltd.	277,992
8,300			Allstate Corporation	254,146
9,700			Aon Corporation	394,693
7,300			Aspen Insurance Holdings, Ltd.	193,231
34,800			Bank Mutual Corporation	307,632
26,306			Bank of America Corporation	445,098
17,973			Bank of New York Mellon Corporation	521,037
8,179			Brookfield Asset Management, Inc. - Class "A"	185,745
5,594			Capital One Financial Corporation	199,874
9,622			Chubb Corporation	485,045
12,622			Cincinnati Financial Corporation	328,046
19,000			Citigroup, Inc.	91,960
10,000			Comerica, Inc.	296,700
7,100			EMC Insurance Group, Inc.	150,023
8,600			Erie Indemnity Company - Class "A"	322,156
12,300			Financial Select Sector SPDR (ETF)	183,762
17,100			First Potomac Realty Trust (REIT)	197,676
20,700			Hudson City Bancorp, Inc.	272,205
14,300			Invesco, Ltd.	325,468
40,900			Investors Real Estate Trust (REIT)	369,736
19,800			JPMorgan Chase & Company	867,636
12,800			KeyCorp	83,200
11,900			Morgan Stanley	367,472
26,900			NewAlliance Bancshares, Inc.	287,830
28,700			People's United Financial, Inc.	446,572
9,500			Plum Creek Timber Company, Inc. (REIT)	291,080
8,400			PNC Financial Services Group, Inc.	408,156
10,700			Protective Life Corporation	229,194
3,500			SunTrust Banks, Inc.	78,925
7,400			Waddell & Reed Financial, Inc. - Class "A"	210,530
17,300			Wells Fargo & Company	487,514
22,600			Westfield Financial, Inc.	191,422
				9,751,756
			Health Care-8.7%
20,200			Abbott Laboratories	999,294
6,600			Becton, Dickinson & Company	460,350
9,225			Covidien PLC	399,073
12,100			GlaxoSmithKline PLC (ADR)	478,071
19,700			Johnson & Johnson	1,199,533
10,100			Medtronic, Inc.	371,680
10,900			Novartis AG (ADR)	549,142
38,300			Pfizer, Inc.	633,865
14,300			Schering-Plough Corporation	403,975
				5,494,983
			Industrials-11.5%
8,400			3M Company	619,920
2,800			ABM Industries, Inc.	58,912
1,800			Alexander & Baldwin, Inc.	57,762
6,400		*	Armstrong World Industries, Inc.	220,544
9,600			Avery Dennison Corporation	345,696
14,200			Dover Corporation	550,392
6,600			Emerson Electric Company	264,528
6,800			Equifax, Inc.	198,152
8,700			General Dynamics Corporation	562,020
30,200			General Electric Company	495,884
15,000			Honeywell International, Inc.	557,250
5,100			Hubbell, Inc. - Class "B"	214,200
11,100			Illinois Tool Works, Inc.	474,081
8,200			ITT Corporation	427,630
8,170			Lawson Products, Inc.	142,240
7,700			Norfolk Southern Corporation	331,947
10,800			Pitney Bowes, Inc.	268,380
9,300			Textainer Group Holdings, Ltd.	148,893
7,825			Tyco International, Ltd.	269,806
10,000			United Parcel Service, Inc. - Class "B"	564,700
6,000			Waste Management, Inc.	178,920
17,000			Werner Enterprises, Inc.	316,710
				7,268,567
			Information Technology-8.2%
16,300			Automatic Data Processing, Inc.	640,590
23,000			AVX Corporation	274,390
9,000			Bel Fuse, Inc. - Class "B"	171,270
8,400		*	Electronic Arts, Inc.	160,020
17,500			Hewlett-Packard Company	826,175
12,700			Intel Corporation	248,539
3,300			International Business Machines Corporation	394,713
28,900			Methode Electronics, Inc. - Class "A"	250,563
30,100			Microsoft Corporation	779,289
16,850			Molex, Inc.	351,828
26,600			Nokia Corporation - Class "A" (ADR)	388,892
11,400			Texas Instruments, Inc.	270,066
10,125			Tyco Electronics, Ltd.	225,585
8,200			Xilinx, Inc.	192,044
				5,173,964
			Materials-6.0%
7,300			Air Products & Chemicals, Inc.	566,334
14,800			Alcoa, Inc.	194,176
17,400			Bemis Company, Inc.	450,834
5,200			Compass Minerals International, Inc.	320,424
21,500			Dow Chemical Company	560,505
22,400			DuPont (E.I.) de Nemours & Company	719,936
15,700			Glatfelter	180,236
5,900			PPG Industries, Inc.	343,439
18,000			Sonoco Products Company	495,720
				3,831,604
			Telecommunication Services-3.4%
35,210			AT&T, Inc.	951,022
5,780			CenturyTel, Inc.	194,208
5,600			Telephone & Data Systems, Inc.	173,656
6,600			Telephone & Data Systems, Inc. - Special Shares	195,888
21,918			Verizon Communications, Inc.	663,458
				2,178,232
			Utilities-4.9%
8,100			American Electric Power Company, Inc.	251,019
4,450			American States Water Company	161,001
12,900			Duke Energy Corporation	203,046
6,800			FPL Group, Inc.	375,564
2,025			Integrys Energy Group, Inc.	72,677
16,000			MDU Resources Group, Inc.	333,600
28,300			NiSource, Inc.	393,087
7,600			ONEOK, Inc.	278,312
14,000			Portland General Electric Company	276,080
11,300			Southwest Gas Corporation	289,054
12,300			Vectren Corporation	283,392
4,400			Wisconsin Energy Corporation	198,748
				3,115,580
Total Value of Common Stocks (cost $58,186,880)				61,300,391
			PREFERRED STOCKS-.7%
			Telecommunication Services-.4%
10,200			AT&T, Inc., 6.375%, 2056	272,850
			Utilities-.3%
7,400			Entergy Louisiana, LLC., 7.6%, 2032	187,590
Total Value of Preferred Stock (cost $440,102)				460,440
			SHORT-TERM INVESTMENTS-2.1%
			Money Market Fund
$ 1,360	M		First Investors Cash Reserve Fund, .39% (cost $1,360,000)**	1,360,000
Total Value of Investments (cost $59,986,982)			99.5%	63,120,831
Other Assets, Less Liabilities			.5%	262,568
Net Assets			100.0%	$63,383,399

*	Non-income producing

**	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at September 30, 2009.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2009, the cost of investments for federal
income tax purposes was $59,994,205. Accumulated net
unrealized appreciation on investments was $3,126,626,
consisting of $10,304,602 gross unrealized appreciation and
$7,177,976 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2009:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Common Stocks	$61,300,391	$-	$-	$61,300,391
Preferred Stocks	460,440	-	-	460,440
Money Market Fund	1,360,000	-	-	1,360,000
Total Investments in Securities*	$63,120,831	$-	$-	$63,120,831

* The Portfolio of Investments provides information on the industry categorization for the portfolio.

Security Valuation -Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Fund's investments.

In addition, effective June 15, 2009, the Funds adopted FASB Staff position ("FSP) No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP No. 157-4"). FSP No. 157-4 emphasizes that the objective of fair value measurement described in ASC 820 remains unchanged and provides additional guidance for estimating fair value in accordance with ASC 820 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of "distressed sales" significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2009, for each Fund's investments is included at the end of each fund's schedule of investments.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/ KATHRYN S. HEAD
Kathryn S. Head
President and Principal Executive Officer

Date: November 25, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date: November 25, 2009